Share-based payments - ESOP warrant plan plan (Details)	12 Months Ended
Dec. 31, 2025 plan shares
Share-based payments
Number of share-based payment plans | plan	2
ESOP warrant plan
Share-based payments
Maximum term	10 years
Number of warrants exercised | shares	0
Tranche One | ESOP warrant plan
Share-based payments
Vesting percentage	25.00%
Vesting period	12 months
Tranche Two | ESOP warrant plan
Share-based payments
Vesting percentage	75.00%
Vesting period	36 months
Vesting percentage per month	2.083%